UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Bushido Capital Long/Short Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares/Par	Value
COMMON STOCKS - 27.4%
Agriculture - 3.3%
Philip Morris International (a)	917	$93,277
Reynolds American (a)	2,875	155,049
		248,326
Banks - 4.2%
Goldman Sachs Group (a)	1,324	196,720
Sberbank of Russia - ADR (a)	13,991	122,141
		318,861
Commercial Services - 1.4%
Moody's (a)	1,152	107,954

Distribution/Wholesale - 1.6%
Fastenal (a)	2,645	117,412

Financial Services - 1.1%
MasterCard - Class A (a)	942	82,953

Insurance - 3.1%
Allied World Assurance Company Holdings (a)	2,110	74,145
American International Group (a)	3,056	161,632
		235,777
Retail - 6.2%
AutoZone * (a)	215	170,675
Chipotle Mexican Grill * (a)	218	87,802
Dollar General (a)	1,147	107,818
Ross Stores (a)	1,840	104,310
		470,605
Transportation - 6.5%
CSX (a)	4,585	119,577
Expeditors International of Washington (a)	2,367	116,077
Norfolk Southern (a)	1,506	128,206
Union Pacific (a)	1,477	128,868
		492,728
Total Common Stocks
(Cost $1,719,079)		2,074,616

CORPORATE BONDS - 48.7%
Commercial Services - 1.4%
Moody's
5.500%, 09/01/2020 (a)	$90,000	102,597

Financial Services - 8.7%
Jefferies Group
6.875%, 04/15/2021 (a)	85,000	96,633
Leucadia National
5.500%, 10/18/2023 (a)	550,000	560,600
		657,233
Homebuilders - 11.1%	Par
Lennar
4.750%, 11/15/2022 (a)	$200,000	$204,250
4.875%, 12/15/2023 (a)	100,000	100,750
MDC Holdings
5.625%, 02/01/2020 (a)	220,000	228,250
Ryland Group
6.625%, 05/01/2020 (a)	55,000	60,637
Toll Brothers Finance
8.910%, 10/15/2017 (a)	100,000	109,000
5.875%, 02/15/2022 (a)	125,000	135,125
		838,012
Insurance - 6.1%
Allied World Assurance Company Holdings
5.500%, 11/15/2020 (a)	55,000	61,358
Fairfax Financial Holdings
5.800%, 05/15/2021 (a) (b)	370,000	399,996
		461,354
Oil & Gas - 8.0%
Devon Energy
2.250%, 12/15/2018 (a)	300,000	298,060
Noble Holdings International Limited
2.500%, 03/15/2017 (a)	100,000	99,120
4.900%, 08/01/2020 (a)	250,000	211,250
		608,430
Pipelines - 4.3%
Kinder Morgan Energy Partners
6.850%, 02/15/2020 (a)	200,000	224,006
3.500%, 03/01/2021 (a)	100,000	100,429
		324,435
Retail - 9.1%
Yum! Brands
3.875%, 11/01/2020 (a)	275,000	280,500
3.750%, 11/01/2021 (a)	125,000	122,969
3.875%, 11/01/2023 (a)	300,000	284,250
		687,719
Total Corporate Bonds
(Cost $3,533,898)		3,679,780

MUNICIPAL BONDS - 0.3%
New York State Dormitory
7.375%, 07/01/2016 (a)
(Cost $25,000)	25,000	25,000

EXCHANGE TRADED FUNDS - 16.8%	Shares
Global X FTSE Greece 20 Fund (a)	12,239	$88,488
iShares MSCI Austria Capped Fund (a)	11,704	165,846
iShares MSCI Brazil Capped Fund (a)	7,872	237,183
iShares MSCI Brazil Small-Cap Fund (a)	12,062	123,153
iShares MSCI Denmark Capped Fund (a)	3,480	192,653
iShares MSCI Poland Capped Fund (a)	12,632	214,365
iShares MSCI Singapore Fund (a)	19,353	210,367
iShares MSCI United Kingdom Fund	771	11,850
VanEck Vectors Russia Small-Cap Fund	875	23,488
Total Exchange Traded Funds
(Cost $1,428,902)		1,267,393

SHORT-TERM INVESTMENT - 15.3%
Fidelity Institutional Government Portfolio - Class I, 0.25% ^
(Cost $1,154,403)	1,154,403	1,154,403

Total Investments - 108.5%
(Cost $7,861,282)		8,201,192
Other Assets and Liabilities, Net - (8.5)%		(640,307)
Total Net Assets - 100.0%		$7,560,885

*	Non-income producing security.
(a)	All or a portion of this security is designated as collateral for securities sold short. As of June 30, 2016, the value of collateral was $6,638,342.
(b)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities are deemed to be liquid by the Adviser.  As of June 30, 2016, the value of this investment was $399,996 or 5.3% of total net assets.

^	The rate shown is the annualized seven day effective yield as of June 30, 2016.
ADR - American Depositary Receipt

Bushido Capital Long/Short Fund
Schedule of Securities Sold Short
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.3%
Biotechnology - 0.5%
Illumina *	275	$38,604

Building Materials - 0.5%
Vulcan Materials	335	40,321

Engineering & Construction - 0.6%
SBA Communications - Class A *	414	44,687

Internet - 0.6%
TripAdvisor *	642	41,281

Mining - 0.6%
Goldcorp	2,228	42,622

Software - 0.5%
Red Hat *	542	39,349

Total Common Stocks
(Proceeds $235,418)		246,864
EXCHANGE TRADED FUNDS - 11.4%
Guggenheim S&P 500 Equal Weight Fund	4,793	385,117
iShares MSCI ACWI ex U.S. Fund	9,901	385,743
ProShares Ultra Bloomberg Crude Oil Fund *	7,627	93,202
Total Exchange Traded Funds
(Proceeds $855,644)		864,062
Total Securities Sold Short
(Proceeds $1,091,062)		$1,110,926

*	Non-income producing security.

Summary of Fair Value Exposure
The fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,074,616	$–	$–	$2,074,616
Corporate Bonds	–	3,679,780	–	3,679,780
Municipal Bonds	–	25,000	–	25,000
Exchange Traded Funds	1,267,393	–	–	1,267,393
Short-Term Investment	1,154,403		–	1,154,403
Total Investments	$4,496,412	$3,704,780	$–	$8,201,192

Securities Sold Short
Common Stocks	$246,864	$–	$–	$246,864
Exchange Traded Funds	864,062	–	–	864,062
Total Securities Sold Short	$1,110,926	$–	$–	$1,110,926

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$7,861,282

Gross unrealized appreciation	607,373
Gross unrealized depreciation	(267,463)
Net unrealized appreciation	$339,910

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date  August 23, 2016

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
                                               Brian R. Wiedmeyer, Treasurer

Date  August 23, 2016